Cash generated from operating activities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Cash generated from operating activities
(Loss)/profit for the year	$ (50)	€ (46)	$ 237	€ 224	$ (210)	€ (177)
Income tax charge	(21)		19		22
Exceptional finance (income)/expense	147		(80)		235
Depreciation and amortization	418		359		343
Exceptional operating items	106		90		272
Movement in working capital	270		(202)		16
Exceptional costs paid, including restructuring	(56)		(101)		(67)
Cash generated from/(used in) operations	814		322		611
Adjustments for finance income (cost)	$ (147)		$ 80		$ (235)